                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:   March 31, 2015
                         -------------------------

Item 1. Reports to Stockholders

[PHOTO]




                                                        SEMI-ANNUAL REPORT 2015

SUNAMERICA
Equity Funds

        MARCH 31, 2015                                        SEMI-ANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SUNAMERICA INTERNATIONAL DIVIDEND STRATEGY FUND (SIEAX)

SUNAMERICA JAPAN FUND (SAESX)

                        TABLE OF CONTENTS


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENT OF ASSETS AND LIABILITIES.........................  6
        STATEMENT OF OPERATIONS.....................................  8
        STATEMENT OF CHANGES IN NET ASSETS..........................  9
        FINANCIAL HIGHLIGHTS........................................ 10
        PORTFOLIO OF INVESTMENTS.................................... 12
        NOTES TO FINANCIAL STATEMENTS............................... 18

        SHAREHOLDER LETTER -- (UNAUDITED)

Dear Shareholders,

We are pleased to present this semi-annual update for the SunAmerica Equity Funds for the six months ended March 31, 2015. It was a period wherein international equity performance was driven largely by economic conditions and monetary policies of global central banks, as well as by concerns surrounding geopolitical events.

As the semi-annual period began in October 2014, the nearly six-year-old global stock rally marched on. In the fourth quarter of 2014, global equities advanced for a tenth consecutive quarter. There was no shortage of headlines for investors to worry about - Ebola fears escalated; Japan's recession deepened; Europe's economy remained near stalling speed; oil prices plunged; and Chinese manufacturing data disappointed. The U.S. economy remained a bright spot in the global landscape, as it was reported that it grew during the third quarter of 2014 at its fastest pace in more than a decade.+ Accommodative global monetary policy remained a central theme. The Bank of Japan (BoJ) expanded its quantitative easing policy in late October 2014. The People's Bank of China
(PBOC) surprised markets in November 2014 with its first rate cut in two years, and the European Central Bank (ECB) continued to provide hints that sovereign quantitative easing may begin early in 2015. The end of the U.S. Federal Reserve's (the "Fed's") quantitative easing asset purchases in October 2014 was ultimately a non-event, as the move was widely expected. Japanese equities led the export-driven economies of the Pacific Basin higher in local currency terms. However, given the yen's 9.3% decline versus the U.S. dollar during the fourth quarter of 2014, Japan's equity market fell in U.S. dollar terms.

Global equities continued to surge ahead in the first quarter of 2015, rising for the eleventh consecutive quarter.++ Upon reaching the bull market's sixth anniversary, the MSCI All Country World Index (ACWI)* ended March 2015 up 189.5% from its closing low on March 9, 2009. Europe proved the bright spot during 2015's first quarter due to further accommodative monetary policy and encouraging economic data, including positive trends in manufacturing, exports and economic sentiment. Investors responded favorably to the ECB's announcement of a (Euro)1.14 trillion open-ended sovereign quantitative easing program to combat record low inflation and stimulate growth in Europe. Performance in the Japanese equity market was strong, posting double-digit gains in U.S. dollar terms. Japan's trade deficit shrank to 425 billion yen in February 2015, well below the 987 billion yen forecast, as exports jumped to a better than expected 2.4%, while lower oil prices helped reduce the cost of imports. The Japanese economy emerged from recession but it was reported in the first quarter of 2015 that it only expanded at a 2.2% annualized pace in the fourth quarter, below consensus estimates. Positive factors overall outweighed the concerns that still hung over the markets, including disappointing manufacturing data from China and Japan. Also, fears about Greece's future in the European Union resurfaced amid uncertainty about the disbursement of more bailout aid. U.S. stocks lagged the broader global equity market as some market participants voiced concerns about potential headwinds such as valuations, near-term Fed tightening and the strong U.S. dollar's impact on exports.

A major factor impacting returns for U.S. investors in international equities during the semi-annual period was the surging U.S. dollar against most currencies, as the U.S. dollar was supported by diverging monetary policy and economic performance. Commodity currencies declined, with currencies of oil exporters taking a particularly large hit. For example, for the six months ended March 31, 2015, the Australian dollar declined 12.7% versus the U.S. dollar; the Canadian dollar, declined 11.8%; the Russian ruble declined 32.0%. Within emerging markets, countries with large current-account deficits and shaky policy frameworks also depreciated. For instance, the Brazilian real fell 23.4% versus the U.S. dollar. The Japanese yen fell 8.5% versus the U.S. dollar; the euro, declined 15.0%; the British pound fell 8.4%.

Against this backdrop, international equities, as measured by the MSCI ACWI ex-U.S. (Net)*, posted a return of -0.51% in U.S. dollar terms for the six-month period ended March 31, 2015. Having achieved double-digit gains in local currency terms, Japanese equities, as measured by the MSCI Japan Index
(Net)*, returned 7.54% in U.S. dollar terms during the same period. To compare, U.S. equities, as measured by the S&P 500(R) Index*, returned 5.93%, also for the same period.

On the following pages, you will find detailed financial statements and portfolio information for each of the SunAmerica Equity Funds during the semi-annual period.

We thank you for being a part of the SunAmerica Equity Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial adviser or get in touch with us directly at 800-858-8850 or www.safunds.com.

Sincerely,

THE SUNAMERICA EQUITY FUNDS INVESTMENT PROFESSIONALS

Timothy Pettee             Jun Oh                     Timothy Campion
Andrew Sheridan            Kara Murphy                Jane Bayar



--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

+Market Update Fourth Quarter 2014, Wellington Management
++Market Update First Quarter 2015, Wellington Management
*The MSCI ALL COUNTRY WORLD INDEX (ACWI) is a free float-adjusted market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, comprised of stocks from 46 different countries, including 23 developed and 23 emerging markets. The MSCI ACWI EX-U.S. (NET) is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of 47 global developed and emerging markets, excluding the U.S. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The MSCI JAPAN INDEX (NET) is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of Japanese securities listed on Tokyo Stock Exchange, Osaka Stock Exchange, JASDAQ and Nagoya Stock Exchange. The S&P 500 INDEX is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of U.S. common stock prices. Indices are not managed and an investor cannot invest directly in an index.

        SUNAMERICA EQUITY FUNDS
        EXPENSE EXAMPLE -- MARCH 31, 2015 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Fund (each, a "Fund" and collectively, the "Funds") in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2014 and held until March 31, 2015.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Period Ended March 31, 2015" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Period Ended March 31, 2015" column and the "Annualized Expense Ratio" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period Ended March 31, 2015" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Period Ended March 31, 2015" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I the "Expenses Paid During the Period Ended March 31, 2015" column and the "Annualized Expense Ratio" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period Ended March 31, 2015" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Period Ended March 31, 2015" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA EQUITY FUNDS
        EXPENSE EXAMPLE -- MARCH 31, 2015 -- (UNAUDITED) (CONTINUED)

                                                       ACTUAL                                 HYPOTHETICAL
                                      ----------------------------------------- -----------------------------------------
                                                                                              ENDING ACCOUNT
                                                    ENDING ACCOUNT EXPENSE PAID               VALUE USING A  EXPENSE PAID
                                                     VALUE USING    DURING THE                 HYPOTHETICAL   DURING THE
                                        BEGINNING       ACTUAL        PERIOD      BEGINNING     5% ASSUMED      PERIOD
                                      ACCOUNT VALUE   RETURN AT       ENDED     ACCOUNT VALUE   RETURN AT       ENDED
                                      AT OCTOBER 1,   MARCH 31,     MARCH 31,   AT OCTOBER 1,   MARCH 31,     MARCH 31,
FUND                                      2014           2015          2015         2014           2015          2015
----                                  ------------- -------------- ------------ ------------- -------------- ------------
INTERNATIONAL DIVIDEND STRATEGY FUND
  Class A#...........................   $1,000.00..   $  862.74       $ 8.59      $1,000.00     $1,015.71       $ 9.30
  Class C#...........................   $1,000.00..   $  859.76       $11.82      $1,000.00     $1,012.22       $12.79
  Class I............................   $1,000.00..   $  862.81       $ 7.94      $1,000.00     $1,016.40       $ 8.60
  Class W+#..........................   $1,000.00..   $  992.86       $ 2.88      $1,000.00     $1,016.45       $ 8.55
JAPAN FUND#
  Class A............................   $1,000.00..   $1,048.70       $ 9.70      $1,000.00     $1,015.46       $ 9.55
  Class C............................   $1,000.00..   $1,046.35       $13.01      $1,000.00     $1,012.22       $12.79






                                      ANNUALIZED
                                       EXPENSE
FUND                                    RATIO*
----                                  ----------
INTERNATIONAL DIVIDEND STRATEGY FUND
  Class A#...........................   1.85%
  Class C#...........................   2.55%
  Class I............................   1.71%
  Class W+#..........................   1.70%
JAPAN FUND#
  Class A............................   1.90%
  Class C............................   2.55%

--------
* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days (to reflect the one-half year period) except for the International Dividend Strategy Fund Class W Shares "Actual Return" information which was multiplied by 62 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial advisor for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2015" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2015" and the annualized "Expense Ratio" would have been lower.
+  Commenced operations on January 29, 2015

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2015 -- (UNAUDITED)

                                                             INTERNATIONAL
                                                               DIVIDEND
                                                             STRATEGY FUND   JAPAN FUND
                                                             -------------  -----------
ASSETS:
Investments at value (unaffiliated)*........................ $ 145,242,027  $35,722,366
Repurchase agreements (cost approximates value).............     2,236,000      940,000
                                                             -------------  -----------
 Total investments..........................................   147,478,027   36,662,366
                                                             -------------  -----------
Cash........................................................           979          719
Foreign cash*...............................................        85,003      150,197
Receivable for:
 Fund shares sold...........................................       313,655      297,048
 Dividends and interest.....................................       669,588      321,101
 Investments sold...........................................            --    1,469,093
Prepaid expenses and other assets...........................        11,586          475
Due from investment adviser for expense reimbursements/fee
 waivers....................................................         3,206        8,011
                                                             -------------  -----------
Total assets................................................   148,562,044   38,909,010
                                                             -------------  -----------
LIABILITIES:
Payable for:
 Fund shares redeemed.......................................       528,886       98,637
 Investments purchased......................................            --    1,072,346
 Investment advisory and management fees....................       127,112       36,340
 Distribution and service maintenance fees..................        62,040       13,389
 Transfer agent fees and expenses...........................        37,076        8,685
 Trustees' fees and expenses................................            --          222
 Other accrued expenses.....................................       110,732       48,076
 Accrued foreign tax on capital gains.......................         2,314           --
                                                             -------------  -----------
Total liabilities...........................................       868,160    1,277,695
                                                             -------------  -----------
Net Assets.................................................. $ 147,693,884  $37,631,315
                                                             =============  ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value.............. $     155,115  $    51,083
Paid-in capital.............................................   283,873,955   36,396,734
                                                             -------------  -----------
                                                               284,029,070   36,447,817
Accumulated undistributed net investment income (loss)......      (219,913)    (290,682)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts,
 securities sold short, and foreign exchange transactions...  (121,472,251)      67,983
Unrealized appreciation (depreciation) on investments.......   (14,589,548)   1,413,135
Unrealized foreign exchange gain (loss) on other assets and
 liabilities................................................       (51,160)      (6,938)
Accrued capital gains tax on unrealized appreciation
 (depreciation).............................................        (2,314)          --
                                                             -------------  -----------
Net Assets.................................................. $ 147,693,884  $37,631,315
                                                             =============  ===========
*Cost
 Investments (unaffiliated)................................. $ 159,831,266  $34,301,408
                                                             =============  ===========
 Foreign cash............................................... $      85,312  $   158,020
                                                             =============  ===========

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2015 -- (UNAUDITED) (CONTINUED)

                                                             INTERNATIONAL
                                                               DIVIDEND
                                                             STRATEGY FUND JAPAN FUND
                                                             ------------- -----------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets.................................................. $105,086,780  $33,222,109
Shares of beneficial interest issued and outstanding........   10,805,037    4,488,153
Net asset value and redemption price per share.............. $       9.73  $      7.40
Maximum sales charge (5.75% of offering price).............. $       0.59  $      0.45
                                                             ------------  -----------
Maximum offering price to public............................ $      10.32  $      7.85
                                                             ============  ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets.................................................. $ 32,866,715  $ 4,409,206
Shares of beneficial interest issued and outstanding........    3,705,993      620,167
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge) $       8.87  $      7.11
                                                             ============  ===========
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets.................................................. $    341,665  $        --
Shares of beneficial interest issued and outstanding........       34,759           --
Net asset value, offering and redemption price per share.... $       9.83  $        --
                                                             ============  ===========
CLASS W# (UNLIMITED SHARES AUTHORIZED):
Net assets.................................................. $  9,398,724  $        --
Shares of beneficial interest issued and outstanding........      965,671           --
Net asset value, offering and redemption price per share.... $       9.73  $        --
                                                             ============  ===========
# See Note 1

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF OPERATIONS -- MARCH 31, 2015 -- (UNAUDITED)

                                                              INTERNATIONAL
                                                                DIVIDEND
                                                              STRATEGY FUND JAPAN FUND
                                                              ------------- ----------
INVESTMENT INCOME:
 Dividends (unaffiliated).................................... $  2,364,950  $  313,965
 Interest (unaffiliated).....................................           --          --
                                                              ------------  ----------
   Total investment income*..................................    2,364,950     313,965
                                                              ------------  ----------
EXPENSES:
 Investment advisory and management fees.....................      870,687     208,591
 Distribution and service maintenance fees:
   Class A...................................................      227,599      55,988
   Class B#..................................................       24,673       1,545
   Class C...................................................      189,789      19,873
 Service fees:
   Class I...................................................          466          --
   Class W#..................................................          612          --
 Transfer agent fees and expenses:
   Class A...................................................      152,150      36,164
   Class B#..................................................        6,338         713
   Class C...................................................       43,958       5,200
   Class I...................................................          439          --
   Class W#..................................................          903          --
 Registration fees:
   Class A...................................................       21,549      10,857
   Class B#..................................................        3,732       6,082
   Class C...................................................       10,701       7,702
   Class W#..................................................        2,548          --
 Custodian and accounting fees...............................       79,849      13,178
 Reports to shareholders.....................................       36,471       3,680
 Audit and tax fees..........................................       39,461      32,283
 Legal fees..................................................        8,797       3,040
 Directors' fees and expenses................................       15,284         833
 Interest expense............................................        1,177          96
 Other expenses..............................................       12,643       9,991
                                                              ------------  ----------
   Total expenses before fee waivers, expense
    reimbursements, and expense recoupments..................    1,749,826     415,816
   Net (Fees waived and expenses reimbursed)/recouped by
    investment adviser (Note 3)..............................       10,335     (57,266)
                                                              ------------  ----------
   Net expenses..............................................    1,760,161     358,550
                                                              ------------  ----------
Net investment income (loss).................................      604,789     (44,585)
                                                              ------------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).......  (24,750,111)    183,096
Net realized foreign exchange gain (loss) on other assets
 and liabilities.............................................     (631,593)     (1,525)
                                                              ------------  ----------
Net realized gain (loss) on investments and foreign
 currencies..................................................  (25,381,704)    181,571
Change in unrealized appreciation (depreciation) on
 investments (unaffiliated)..................................   (4,120,962)  1,402,514
Change in unrealized foreign exchange gain (loss) on other
 assets and liabilities......................................       (4,523)        271
Change in accrued capital gains tax on unrealized
 appreciation (depreciation).................................      143,860          --
                                                              ------------  ----------
Net unrealized gain (loss) on investments and foreign
 currencies..................................................   (3,981,625)  1,402,785
                                                              ------------  ----------
Net realized and unrealized gain (loss) on investments and
 foreign currencies..........................................  (29,363,329)  1,584,356
                                                              ------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................. $(28,758,540) $1,539,771
                                                              ============  ==========
* Net of foreign withholding taxes on interest and
 dividends of................................................ $    171,714  $   37,478
                                                              ============  ==========
** Net of foreign withholding taxes on capital gains of...... $    136,768  $       --
                                                              ============  ==========
# See Note 1

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF CHANGES IN NET ASSETS -- MARCH 31, 2015

                                                                                                 INTERNATIONAL
                                                                                                    DIVIDEND
                                                                                                 STRATEGY FUND
                                                                                          ---------------------------
                                                                                          FOR THE PERIOD
                                                                                              ENDED      FOR THE YEAR
                                                                                            MARCH 31,        ENDED
                                                                                               2015      SEPTEMBER 30,
                                                                                           (UNAUDITED)       2014
                                                                                          -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)...........................................................  $    604,789  $  5,624,412
  Net realized gain (loss) on investments and foreign currencies.........................   (25,381,704)    5,545,743
  Net unrealized gain (loss) on investments and foreign currencies.......................    (3,981,625)  (15,250,279)
                                                                                           ------------  ------------
Net increase (decrease) in net assets resulting from operations..........................   (28,758,540)   (4,080,124)
                                                                                           ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................      (573,073)   (4,140,584)
  Net investment income (Class B)#.......................................................       (22,454)     (195,830)
  Net investment income (Class C)........................................................      (117,256)     (934,780)
  Net investment income (Class I)........................................................        (1,729)      (19,978)
  Net investment income (Class W)#.......................................................            --            --
  Net realized gain on securities (Class A)..............................................            --            --
  Net realized gain on securities (Class B)#.............................................            --            --
  Net realized gain on securities (Class C)..............................................            --            --
  Net realized gain on securities (Class I)..............................................            --            --
  Net realized gain on securities (Class W)#.............................................            --            --
                                                                                           ------------  ------------
Total distributions to shareholders......................................................      (714,512)   (5,291,172)
                                                                                           ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).   (40,290,978)   98,901,371
                                                                                           ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................   (69,764,030)   89,530,075

NET ASSETS:
Beginning of period......................................................................   217,457,914   127,927,839
                                                                                           ------------  ------------
End of period+...........................................................................  $147,693,884  $217,457,914
                                                                                           ============  ============
+ Includes accumulated undistributed net investment income (loss)........................  $   (219,913)     (110,190)
                                                                                           ============  ============
# See Note 1


                                                                                                   JAPAN FUND
                                                                                          ---------------------------
                                                                                          FOR THE PERIOD
                                                                                              ENDED      FOR THE YEAR
                                                                                            MARCH 31,        ENDED
                                                                                               2015      SEPTEMBER 30,
                                                                                           (UNAUDITED)       2014
                                                                                          -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)...........................................................  $   (44,585)   $   (77,156)
  Net realized gain (loss) on investments and foreign currencies.........................      181,571      3,619,719
  Net unrealized gain (loss) on investments and foreign currencies.......................    1,402,785     (2,334,213)
                                                                                           -----------    -----------
Net increase (decrease) in net assets resulting from operations..........................    1,539,771      1,208,350
                                                                                           -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................     (215,951)      (495,798)
  Net investment income (Class B)#.......................................................         (932)        (5,794)
  Net investment income (Class C)........................................................       (7,704)       (39,909)
  Net investment income (Class I)........................................................           --             --
  Net investment income (Class W)#.......................................................           --             --
  Net realized gain on securities (Class A)..............................................   (2,474,268)    (1,975,339)
  Net realized gain on securities (Class B)#.............................................      (38,677)       (27,616)
  Net realized gain on securities (Class C)..............................................     (319,855)      (190,215)
  Net realized gain on securities (Class I)..............................................           --             --
  Net realized gain on securities (Class W)#.............................................           --             --
                                                                                           -----------    -----------
Total distributions to shareholders......................................................   (3,057,387)    (2,734,671)
                                                                                           -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).   (1,065,556)    14,227,530
                                                                                           -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................   (2,583,172)    12,701,209

NET ASSETS:
Beginning of period......................................................................   40,214,487     27,513,278
                                                                                           -----------    -----------
End of period+...........................................................................  $37,631,315    $40,214,487
                                                                                           ===========    ===========
+ Includes accumulated undistributed net investment income (loss)........................  $  (290,682)   $   (21,510)
                                                                                           ===========    ===========
# See Note 1

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        FINANCIAL HIGHLIGHTS

                                                                INTERNATIONAL DIVIDEND STRATEGY FUND
                                                                ------------------------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRI-                        NET               NET
               ASSET      NET        (BOTH               DIVIDENDS  BUTIONS                       ASSET            ASSETS
               VALUE   INVESTMENT  REALIZED   TOTAL FROM  FROM NET   FROM   DISTRIBUTIONS  TOTAL  VALUE            END OF
             BEGINNING   INCOME       AND     INVESTMENT INVESTMENT CAPITAL  FROM RETURN  DISTRI- END OF   TOTAL   PERIOD
PERIOD ENDED OF PERIOD (LOSS)(1)  UNREALIZED) OPERATIONS   INCOME    GAINS   OF CAPITAL   BUTIONS PERIOD RETURN(2) (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------- ------------- ------- ------ --------- --------
                                                                              CLASS A
-
09/30/10      $11.58     $(0.01)    $ 0.33      $ 0.32     $(0.00)    $--      $(0.06)    $(0.06) $11.84    2.79%  $100,990
09/30/11       11.84       0.08      (1.64)      (1.56)     (0.00)     --          --      (0.00)  10.28  (13.17)    50,177
09/30/12       10.28       0.23       0.66        0.89      (0.26)     --          --      (0.26)  10.91    8.77     51,309
09/30/13       10.91       0.47       0.50        0.97      (0.47)     --          --      (0.47)  11.41    9.24     96,020
09/30/14       11.41       0.40      (0.14)       0.26      (0.34)     --          --      (0.34)  11.33    2.20    162,284
03/31/15(5)    11.33       0.05      (1.61)      (1.56)     (0.04)     --          --      (0.04)   9.73  (13.73)   105,087
                                                                              CLASS C
-
09/30/10       10.70      (0.09)      0.32        0.23         --      --          --         --   10.93    2.15     19,763
09/30/11       10.93      (0.02)     (1.49)      (1.51)        --      --          --         --    9.42  (13.82)    13,190
09/30/12        9.42       0.14       0.61        0.75      (0.14)     --          --      (0.14)  10.03    7.98     12,571
09/30/13       10.03       0.36       0.47        0.83      (0.41)     --          --      (0.41)  10.45    8.56     24,776
09/30/14       10.45       0.30      (0.13)       0.17      (0.27)     --          --      (0.27)  10.35    1.56     46,349
03/31/15(5)    10.35       0.01      (1.46)      (1.45)     (0.03)     --          --      (0.03)   8.87  (14.02)    32,867
                                                                              CLASS I
-
09/30/10       11.67      (0.02)      0.35        0.33      (0.01)     --       (0.06)     (0.07)  11.93    2.80      2,600
09/30/11       11.93       0.08      (1.65)      (1.57)     (0.00)     --          --      (0.00)  10.36  (13.13)     1,625
09/30/12       10.36       0.24       0.66        0.90      (0.27)     --          --      (0.27)  10.99    8.84      1,289
09/30/13       10.99       0.44       0.56        1.00      (0.48)     --          --      (0.48)  11.51    9.41      1,184
09/30/14       11.51       0.32      (0.02)       0.30      (0.36)     --          --      (0.36)  11.45    2.45        426
03/31/15(5)    11.45       0.05      (1.62)      (1.57)     (0.05)     --          --      (0.05)   9.83  (13.72)       342
                                                                              CLASS W
-
01/29/15*-
03/31/15(5)     9.80       0.08      (0.15)      (0.07)        --      --          --         --    9.73   (0.71)     9,399



                  RATIO
                 OF NET
 RATIO OF      INVESTMENT
 EXPENSES     INCOME (LOSS)
TO AVERAGE     TO AVERAGE      PORTFOLIO
NET ASSETS     NET ASSETS      TURNOVER
----------    -------------    ---------


   1.85%(4)       (0.11)%(4)      295%
   1.84            0.63           262
   1.90(3)         2.07(3)        248
   1.90(3)         4.42(3)         32
   1.90(3)         3.47(3)         80
   1.85(3)(6)      0.92(3)(6)      85


   2.55(3)(4)     (0.82)(3)(4)    295%
   2.55(3)        (0.14)(3)       262
   2.55(3)         1.38(3)        248
   2.55(3)         3.70(3)         32
   2.55(3)         2.85(3)         80
   2.55(3)(6)      0.18(3)(6)      85


   1.80(3)(4)     (0.16)(3)(4)    295%
   1.80(3)         0.59(3)        262
   1.80(3)         2.14(3)        248
   1.80(3)         3.98(3)         32
   1.77(3)         2.66(3)         80
   1.71(3)(6)      1.02(3)(6)      85



   1.70(3)(6)      3.26(3)(6)      85%

--------
*  Commencement of Operations
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements.
(3)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 3):

                                         09/30/10 09/30/11 09/30/12 09/30/13 09/30/14 03/31/15(4)(5)
                                         -------- -------- -------- -------- -------- --------------
International Dividend Strategy Class A.    -- %     -- %    0.25%    0.16%   (0.09)%     (0.01)%
International Dividend Strategy Class C.   0.02    (0.00)    0.33     0.20    (0.05)      (0.04)
International Dividend Strategy Class I.   0.01    (0.09)    0.17     0.09    (0.09)         --
International Dividend Strategy Class W.     --       --       --       --       --        0.60

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                                        09/30/10
                                                        --------
               International Dividend Strategy Class A.   0.01%
               International Dividend Strategy Class C.   0.01
               International Dividend Strategy Class I.   0.00

(5)Unaudited
(6)Annualized

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                           JAPAN FUND
                                                                           ----------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRI-                        NET               NET
               ASSET      NET        (BOTH               DIVIDENDS  BUTIONS                       ASSET            ASSETS
               VALUE   INVESTMENT  REALIZED   TOTAL FROM  FROM NET   FROM   DISTRIBUTIONS  TOTAL  VALUE            END OF
             BEGINNING   INCOME       AND     INVESTMENT INVESTMENT CAPITAL  FROM RETURN  DISTRI- END OF   TOTAL   PERIOD
PERIOD ENDED OF PERIOD (LOSS)(1)  UNREALIZED) OPERATIONS   INCOME    GAINS   OF CAPITAL   BUTIONS PERIOD RETURN(2) (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------- ------------- ------- ------ --------- -------
                                                                            CLASS A
09/30/10       $8.34     $(0.02)    $ 1.07      $ 1.05     $(0.29)  $   --       $--      $(0.29) $9.10    13.01%  $58,538
09/30/11        9.10       0.00      (1.11)      (1.11)     (0.26)      --        --       (0.26)  7.73   (12.68)   31,292
09/30/12        7.73       0.04       0.02        0.06      (0.01)   (1.37)       --       (1.38)  6.41     1.38    20,714
09/30/13        6.41      (0.01)      1.86        1.85      (0.16)      --        --       (0.16)  8.10    29.54    25,053
09/30/14        8.10      (0.01)      0.37        0.36      (0.15)   (0.58)       --       (0.73)  7.73     4.81    35,178
03/31/15(4)     7.73      (0.01)      0.31        0.30      (0.05)   (0.58)       --       (0.63)  7.40     4.87    33,222
                                                                            CLASS C
09/30/10        8.16      (0.07)      1.05        0.98      (0.22)      --        --       (0.22)  8.92    12.30       691
09/30/11        8.92      (0.04)     (1.11)      (1.15)     (0.23)      --        --       (0.23)  7.54   (13.35)      888
09/30/12        7.54      (0.02)      0.05        0.03         --    (1.37)       --       (1.37)  6.20     0.85       438
09/30/13        6.20      (0.03)      1.77        1.74      (0.10)      --        --       (0.10)  7.84    28.58     2,222
09/30/14        7.84      (0.05)      0.34        0.29      (0.12)   (0.58)       --       (0.70)  7.43     4.07     4,542
03/31/15(4)     7.43      (0.03)      0.30        0.27      (0.01)   (0.58)       --       (0.59)  7.11     4.64     4,409



                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
  EXPENSES    INCOME (LOSS)
 TO AVERAGE    TO AVERAGE   PORTFOLIO
NET ASSETS(3) NET ASSETS(3) TURNOVER
------------- ------------- ---------

    1.90%         (0.24)%       77%
    1.90           0.04         79
    1.90           0.52        192
    1.90          (0.12)       162
    1.90          (0.19)       111
    1.90(5)       (0.17)(5)     59

    2.55          (0.86)        77%
    2.55          (0.48)        79
    2.55          (0.23)       192
    2.55          (0.43)       162
    2.55          (0.65)       111
    2.55(5)       (0.73)(5)     59

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements.
(3)Net of the following expense reimbursements (based on average net assets) (See Note 3):

                                         09/30/10 09/30/11 09/30/12 09/30/13 09/30/14 03/31/15(4)(5)
                                         -------- -------- -------- -------- -------- --------------
Japan Class A...........................   0.18%    0.27%    0.59%    0.55%    0.29%       0.24%
Japan Class C...........................   2.66     1.19     2.80     1.57     0.84        0.60

(4)Unaudited
(5)Annualized

See Notes to Financial Statements

        SUNAMERICA INTERNATIONAL DIVIDEND STRATEGY FUND
        PORTFOLIO PROFILE -- MARCH 31, 2015 -- (UNAUDITED)

INDUSTRY ALLOCATION*

              Telephone-Integrated.........................  8.9%
              Oil Companies-Integrated.....................  8.3
              Telecom Services.............................  7.1
              Insurance-Multi-line.........................  4.9
              Medical-Drugs................................  4.4
              Finance-Investment Banker/Broker.............  4.0
              Cellular Telecom.............................  3.9
              Diversified Operations.......................  3.7
              Electronic Components-Misc...................  3.3
              Electric-Integrated..........................  3.3
              Steel-Producers..............................  2.8
              Food-Retail..................................  2.7
              Insurance-Reinsurance........................  2.7
              Semiconductor Components-Integrated Circuits.  2.7
              Building & Construction-Misc.................  2.6
              Banks-Commercial.............................  2.6
              Building-Residential/Commercial..............  2.6
              Medical-Generic Drugs........................  2.5
              Office Automation & Equipment................  2.5
              Cable/Satellite TV...........................  2.3
              Auto-Cars/Light Trucks.......................  2.3
              Import/Export................................  2.3
              Real Estate Operations & Development.........  2.2
              Computers....................................  2.2
              Rubber-Tires.................................  2.1
              Finance-Other Services.......................  1.8
              Public Thoroughfares.........................  1.6
              Oil Companies-Exploration & Production.......  1.6
              Repurchase Agreement.........................  1.5
              Cosmetics & Toiletries.......................  1.3
              Coal.........................................  1.1
              Metal-Iron...................................  1.1
              Oil & Gas Drilling...........................  1.0
                                                            ----
                                                            99.9%
                                                            ====

--------
*Calculated as a percentage of net assets

COUNTRY ALLOCATION*

              Brazil....................................... 14.4%
              Japan........................................ 12.0
              United Kingdom...............................  8.7
              Taiwan.......................................  8.2
              Switzerland..................................  6.2
              France.......................................  4.5
              Singapore....................................  4.2
              Italy........................................  4.2
              Turkey.......................................  3.9
              Thailand.....................................  3.9
              China........................................  3.7
              Norway.......................................  3.7
              Netherlands..................................  2.7
              Sweden.......................................  2.6
              Israel.......................................  2.5
              Belgium......................................  2.2
              Spain........................................  2.1
              Canada.......................................  2.1
              Finland......................................  2.1
              Poland.......................................  1.9
              Russia.......................................  1.6
              United States................................  1.5
              Denmark......................................  1.0
                                                            ----
                                                            99.9%
                                                            ====

--------
*Calculated as a percentage of net assets

        SUNAMERICA INTERNATIONAL DIVIDEND STRATEGY FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2015 -- (UNAUDITED)

                                                                 VALUE
                  SECURITY DESCRIPTION                SHARES    (NOTE 2)
     COMMON STOCKS -- 91.5%
     BELGIUM -- 2.2%
       Belgacom SA(1)...............................    92,507 $ 3,239,635
                                                               -----------
     BERMUDA -- 0.0%
       Peace Mark Holdings, Ltd.+(2)................   800,000           0
                                                               -----------
     BRAZIL -- 7.5%
       BM&FBovespa SA...............................   747,700   2,614,508
       CCR SA.......................................   475,600   2,429,002
       CETIP SA - Mercados Organizados..............   257,600   2,570,713
       Cia Siderurgica Nacional SA..................   954,400   1,623,785
       Natura Cosmeticos SA.........................   221,454   1,866,526
                                                               -----------
                                                                11,104,534
                                                               -----------
     CANADA -- 2.1%
       BCE, Inc.....................................    74,333   3,146,923
                                                               -----------
     CHINA -- 3.7%
       Bank of Communications Co., Ltd., Class H(1). 4,453,000   3,822,478
       China Shenhua Energy Co., Ltd., Class H(1)...   664,000   1,695,487
                                                               -----------
                                                                 5,517,965
                                                               -----------
     DENMARK -- 1.0%
       TDC A/S(1)...................................   194,268   1,391,606
                                                               -----------
     FINLAND -- 2.1%
       Nokian Renkaat Oyj(1)........................   101,466   3,024,502
                                                               -----------
     FRANCE -- 4.5%
       Bouygues SA(1)...............................    97,905   3,846,210
       Total SA(1)..................................    56,636   2,817,717
                                                               -----------
                                                                 6,663,927
                                                               -----------
     ISRAEL -- 2.5%
       Teva Pharmaceutical Industries, Ltd.(1)......    59,663   3,716,647
                                                               -----------
     ITALY -- 4.2%
       Eni SpA(1)...................................   153,806   2,662,065
       UnipolSai SpA(1)............................. 1,203,776   3,502,455
                                                               -----------
                                                                 6,164,520
                                                               -----------
     JAPAN -- 12.0%
       Canon, Inc.(1)...............................   105,000   3,713,202
       Daihatsu Motor Co., Ltd.(1)..................   218,900   3,351,646
       Daiwa Securities Group, Inc.(1)..............   442,000   3,483,446
       Sekisui House, Ltd.(1).......................   262,600   3,818,149
       Sumitomo Corp.(1)............................   311,800   3,338,652
                                                               -----------
                                                                17,705,095
                                                               -----------
     NETHERLANDS -- 2.7%
       Koninklijke Ahold NV(1)......................   203,505   4,014,671
                                                               -----------
     NORWAY -- 3.7%
       Statoil ASA(1)...............................   134,116   2,369,641
       Telenor ASA(1)...............................   150,988   3,051,541
                                                               -----------
                                                                 5,421,182
                                                               -----------
     POLAND -- 1.9%
       PGE SA(1)....................................   502,873   2,765,005
                                                               -----------
     RUSSIA -- 1.6%
       Mobile Telesystems OJSC ADR..................   233,981   2,363,208
                                                               -----------

                                                                 VALUE
                 SECURITY DESCRIPTION                SHARES     (NOTE 2)
      SINGAPORE -- 4.2%
        Keppel Corp., Ltd.(1)......................   416,000 $  2,720,937
        Singapore Telecommunications, Ltd.(1)...... 1,100,000    3,499,770
                                                              ------------
                                                                 6,220,707
                                                              ------------
      SPAIN -- 2.1%
        Telefonica SA(1)...........................   222,119    3,160,678
                                                              ------------
      SWEDEN -- 2.6%
        Tele2 AB, Class B(1).......................    53,576      640,625
        TeliaSonera AB(1)..........................   491,920    3,126,065
                                                              ------------
                                                                 3,766,690
                                                              ------------
      SWITZERLAND -- 6.2%
        Swiss Re AG(1).............................    41,225    3,990,326
        Transocean, Ltd.(1)........................   104,767    1,508,866
        Zurich Insurance Group AG(1)...............    10,939    3,705,093
                                                              ------------
                                                                 9,204,285
                                                              ------------
      TAIWAN -- 8.2%
        Asustek Computer, Inc.(1)..................   327,000    3,285,267
        Pegatron Corp.(1).......................... 1,807,000    4,880,533
        Siliconware Precision Industries Co.(1).... 2,403,000    3,958,908
                                                              ------------
                                                                12,124,708
                                                              ------------
      THAILAND -- 3.9%
        Advanced Info Service PCL..................   453,200    3,300,811
        PTT Exploration & Production PCL...........   717,800    2,404,432
                                                              ------------
                                                                 5,705,243
                                                              ------------
      TURKEY -- 3.9%
        Emlak Konut Gayrimenkul Yatirim Ortakligi
         AS(1)..................................... 2,930,111    3,317,678
        Eregli Demir ve Celik Fabrikalari TAS(1)... 1,605,989    2,494,419
                                                              ------------
                                                                 5,812,097
                                                              ------------
      UNITED KINGDOM -- 8.7%
        AstraZeneca PLC(1).........................    46,167    3,165,215
        BP PLC(1)..................................   458,920    2,965,080
        GlaxoSmithKline PLC(1).....................   144,724    3,314,169
        Sky PLC(1).................................   231,457    3,405,959
                                                              ------------
                                                                12,850,423
                                                              ------------
      TOTAL COMMON STOCKS
         (cost $143,871,336).......................            135,084,251
                                                              ------------
      PREFERRED SECURITIES -- 6.9%
      BRAZIL -- 6.9%
        Cia Energetica de Minas Gerais+............   523,871    2,104,315
        Itausa - Investimentos Itau SA.............   869,400    2,718,620
        Petroleo Brasileiro SA.....................   476,200    1,451,779
        Telefonica Brasil SA.......................   141,615    2,195,519
        Vale SA, Class A+..........................   341,200    1,651,718
                                                              ------------
      TOTAL PREFERRED SECURITIES
         (cost $15,959,930)........................             10,121,951
                                                              ------------
      RIGHTS -- 0.0%
        Telefonica SA+ (cost $0)...................   222,119       35,825
                                                              ------------
      TOTAL LONG-TERM INVESTMENT SECURITIES
         (cost $159,831,266).......................            145,242,027
                                                              ------------

        SUNAMERICA INTERNATIONAL DIVIDEND STRATEGY FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2015 -- (UNAUDITED) (CONTINUED)

                                              PRINCIPAL     VALUE
                SECURITY DESCRIPTION           AMOUNT      (NOTE 2)
          REPURCHASE AGREEMENT -- 1.5%
            State Street Bank & Trust Co.
             Joint Repurchase Agreement(3)
             (cost $2,236,000).............. $2,236,000  $  2,236,000
                                                         ------------
          TOTAL INVESTMENTS --
             (cost $162,067,266)(4).........       99.9%  147,478,027
          Other assets less liabilities.....        0.1       215,857
                                             ----------  ------------
          NET ASSETS --                           100.0% $147,693,884
                                             ==========  ============

--------
+  Non-income producing security
(1)Security was valued using fair value procedures at March 31, 2015. The aggregate value of these securities was $112,764,343 representing 76.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)See Note 2 for details of Joint Repurchase Agreements.
(4)See Note 5 for cost of investments on a tax basis.
ADR-- American Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2015 (see Note 2):

                            LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                           --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Common Stock:
  Bermuda..................      $        --        $         --             $ 0           $          0
  Brazil...................       11,104,534                  --              --             11,104,534
  Canada...................        3,146,923                  --              --              3,146,923
  Russia...................        2,363,208                  --              --              2,363,208
  Thailand.................        5,705,243                  --              --              5,705,243
  Other Countries..........               --         112,764,343              --            112,764,343
Preferred Securities.......       10,121,951                  --              --             10,121,951
Rights.....................           35,825                  --              --                 35,825
Repurchase Agreement.......               --           2,236,000              --              2,236,000
                                 -----------        ------------             ---           ------------
Total Investments at Value.      $32,477,684        $115,000,343             $--           $147,478,027
                                 ===========        ============             ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $28,927,042 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA JAPAN FUND
        PORTFOLIO PROFILE -- MARCH 31, 2015 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Auto/Truck Parts & Equipment-Original.. 12.7%
                 Telephone-Integrated...................  9.1
                 Insurance-Life/Health..................  6.3
                 Television.............................  6.1
                 Banks-Commercial.......................  5.5
                 Machinery-Electrical...................  5.4
                 Diversified Banking Institutions.......  4.7
                 Computers-Integrated Systems...........  4.2
                 Insurance-Property/Casualty............  3.3
                 Medical-Drugs..........................  2.9
                 Real Estate Operations & Development...  2.9
                 Real Estate Management/Services........  2.7
                 Repurchase Agreements..................  2.5
                 Steel-Specialty........................  2.5
                 Toys...................................  2.2
                 Chemicals-Diversified..................  2.2
                 E-Commerce/Products....................  2.0
                 Food-Retail............................  1.9
                 Petrochemicals.........................  1.5
                 Non-Ferrous Metals.....................  1.5
                 Brewery................................  1.4
                 Human Resources........................  1.1
                 Transport-Rail.........................  1.1
                 Oil Companies-Exploration & Production.  1.1
                 Diversified Manufacturing Operations...  1.1
                 Retail-Consumer Electronics............  1.1
                 Office Automation & Equipment..........  1.0
                 Retail-Drug Store......................  1.0
                 Auto-Heavy Duty Trucks.................  1.0
                 Steel-Producers........................  1.0
                 Retail-Misc./Diversified...............  0.9
                 Machinery-Farming......................  0.9
                 Auto-Cars/Light Trucks.................  0.9
                 Chemicals-Specialty....................  0.9
                 Entertainment Software.................  0.8
                                                         ----
                                                         97.4%
                                                         ====

--------
*Calculated as a percentage of net assets

COUNTRY ALLOCATION*

                              Japan......... 94.9%
                              United States.  2.5
                                             ----
                                             97.4%
                                             ====

--------
*Calculated as a percentage of net assets

        SUNAMERICA JAPAN FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2015 -- (UNAUDITED)

                                                                 VALUE
                    SECURITY DESCRIPTION               SHARES   (NOTE 2)
       COMMON STOCKS -- 94.9%
       AUTO-CARS/LIGHT TRUCKS -- 0.9%
         Fuji Heavy Industries, Ltd.(1)...............  10,300 $  342,457
                                                               ----------
       AUTO-HEAVY DUTY TRUCKS -- 1.0%
         Hino Motors, Ltd.(1).........................  25,300    361,223
                                                               ----------
       AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 12.7%
         Denso Corp.(1)...............................  27,400  1,250,952
         KYB Co., Ltd.(1).............................  92,500    339,090
         NGK Insulators, Ltd.(1)......................  42,320    904,268
         Sumitomo Electric Industries, Ltd.(1)........  87,650  1,150,369
         Toyota Industries Corp.(1)...................  19,780  1,133,583
                                                               ----------
                                                                4,778,262
                                                               ----------
       BANKS-COMMERCIAL -- 5.5%
         Shinsei Bank, Ltd.(1)........................ 294,000    585,138
         Sumitomo Mitsui Financial Group, Inc.(1).....  38,415  1,472,035
                                                               ----------
                                                                2,057,173
                                                               ----------
       BREWERY -- 1.4%
         Asahi Group Holdings, Ltd.(1)................  17,100    543,343
                                                               ----------
       CHEMICALS-DIVERSIFIED -- 2.2%
         Mitsubishi Gas Chemical Co., Inc.(1)......... 165,300    815,652
                                                               ----------
       CHEMICALS-SPECIALTY -- 0.9%
         Tokyo Ohka Kogyo Co., Ltd.(1)................  10,560    341,711
                                                               ----------
       COMPUTERS-INTEGRATED SYSTEMS -- 4.2%
         Fujitsu, Ltd.(1)............................. 231,105  1,577,389
                                                               ----------
       DIVERSIFIED BANKING INSTITUTIONS -- 4.7%
         Mitsubishi UFJ Financial Group, Inc.(1)...... 283,820  1,757,284
                                                               ----------
       DIVERSIFIED MANUFACTURING OPERATIONS -- 1.1%
         Toshiba Corp.(1).............................  99,000    415,610
                                                               ----------
       E-COMMERCE/PRODUCTS -- 2.0%
         Rakuten, Inc.(1).............................  42,330    746,781
                                                               ----------
       ENTERTAINMENT SOFTWARE -- 0.8%
         Dena Co., Ltd.(1)............................  15,100    295,855
                                                               ----------
       FOOD-RETAIL -- 1.9%
         Seven & I Holdings Co., Ltd.(1)..............  17,300    727,992
                                                               ----------
       HUMAN RESOURCES -- 1.1%
         Recruit Holdings Co., Ltd.(1)................  13,800    431,147
                                                               ----------
       INSURANCE-LIFE/HEALTH -- 6.3%
         Sony Financial Holdings, Inc.(1).............  66,595  1,072,108
         T&D Holdings, Inc.(1)........................  94,790  1,305,719
                                                               ----------
                                                                2,377,827
                                                               ----------
       INSURANCE-PROPERTY/CASUALTY -- 3.3%
         Tokio Marine Holdings, Inc.(1)...............  33,280  1,257,819
                                                               ----------
       MACHINERY-ELECTRICAL -- 5.4%
         Hitachi, Ltd.(1).............................  33,000    225,615
         Mitsubishi Electric Corp.(1)................. 150,130  1,786,827
                                                               ----------
                                                                2,012,442
                                                               ----------
       MACHINERY-FARMING -- 0.9%
         Kubota Corp.(1)..............................  21,700    343,806
                                                               ----------

                                                                VALUE
                   SECURITY DESCRIPTION               SHARES   (NOTE 2)
      MEDICAL-DRUGS -- 2.9%
        Ono Pharmaceutical Co., Ltd.(1)..............   2,000 $   226,324
        Takeda Pharmaceutical Co., Ltd.(1)...........  17,050     852,235
                                                              -----------
                                                                1,078,559
                                                              -----------
      MISCELLANEOUS MANUFACTURING -- 0.0%
        Peace Mark Holdings, Ltd.+(2)................   8,000           0
                                                              -----------
      NON-FERROUS METALS -- 1.5%
        Mitsubishi Materials Corp.(1)................ 166,205     559,315
                                                              -----------
      OFFICE AUTOMATION & EQUIPMENT -- 1.0%
        Ricoh Co., Ltd.(1)...........................  34,300     373,839
                                                              -----------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.1%
        Inpex Corp.(1)...............................  38,100     420,356
                                                              -----------
      PETROCHEMICALS -- 1.5%
        Mitsui Chemicals, Inc.(1).................... 180,000     578,475
                                                              -----------
      REAL ESTATE MANAGEMENT/SERVICES -- 2.7%
        Mitsubishi Estate Co., Ltd.(1)...............  43,980   1,020,811
                                                              -----------
      REAL ESTATE OPERATIONS & DEVELOPMENT -- 2.9%
        Leopalace21 Corp.+(1)........................  66,900     350,480
        Sumitomo Realty & Development Co., Ltd.(1)...  20,170     726,320
                                                              -----------
                                                                1,076,800
                                                              -----------
      RETAIL-CONSUMER ELECTRONICS -- 1.1%
        K's Holdings Corp.(1)........................  12,600     407,882
                                                              -----------
      RETAIL-DRUG STORE -- 1.0%
        Tsuruha Holdings, Inc.(1)....................   4,815     369,194
                                                              -----------
      RETAIL-MISC./DIVERSIFIED -- 0.9%
        Ryohin Keikaku Co., Ltd.(1)..................   2,410     350,520
                                                              -----------
      STEEL-PRODUCERS -- 1.0%
        Japan Steel Works, Ltd.(1)...................  85,670     360,424
                                                              -----------
      STEEL-SPECIALTY -- 2.5%
        Hitachi Metals, Ltd.(1)......................  61,065     939,026
                                                              -----------
      TELEPHONE-INTEGRATED -- 9.1%
        KDDI Corp.(1)................................  35,400     802,027
        Nippon Telegraph & Telephone Corp.(1)........  29,570   1,822,140
        SoftBank Corp.(1)............................  13,750     799,281
                                                              -----------
                                                                3,423,448
                                                              -----------
      TELEVISION -- 6.1%
        Nippon Television Holdings, Inc.(1)..........  89,850   1,497,924
        TV Asahi Holdings Corp.(1)...................  48,410     808,414
                                                              -----------
                                                                2,306,338
                                                              -----------
      TOYS -- 2.2%
        Bandai Namco Holdings, Inc.(1)...............  19,600     381,912
        Nintendo Co., Ltd.(1)........................   3,140     462,104
                                                              -----------
                                                                  844,016
                                                              -----------
      TRANSPORT-RAIL -- 1.1%
        East Japan Railway Co.(1)....................   5,350     429,590
                                                              -----------
      TOTAL LONG-TERM INVESTMENT SECURITIES
         (cost $34,301,408)..........................          35,722,366
                                                              -----------

        SUNAMERICA JAPAN FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2015 -- (UNAUDITED) (CONTINUED)

                                                        PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                   AMOUNT    (NOTE 2)
   REPURCHASE AGREEMENT -- 2.5%
     Agreement with State Street Bank & Trust bearing
      interest at 0.00% dated 03/31/2015, to be
      repurchased 04/01/2015 in the amount of
      $940,000 collateralized by $990,000 of Federal
      Home Loan Mtg. Assoc. Notes, bearing interest
      at 2.00% due 01/30/2023 and having an
      approximate value of $959,521.
      (cost $940,000).................................. $940,000  $   940,000
                                                                  -----------
   TOTAL INVESTMENTS
      (cost $35,241,408)(3)............................     97.4%  36,662,366
   Other assets less liabilities.......................      2.6      968,949
                                                        --------  -----------
   NET ASSETS                                              100.0% $37,631,315
                                                        ========  ===========

--------
+  Non-income producing security
(1)Security was valued using fair value procedures at March 31, 2015. The aggregate value of these securities was $35,722,366 representing 94.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2015 (see Note 2):

                               LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                   QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                              --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stock:
  Miscellaneous Manufacturing.          $--             $        --             $ 0           $         0
  Other Industries............           --              35,722,366              --            35,722,366
Repurchase Agreement..........           --                 940,000              --               940,000
                                        ---             -----------             ---           -----------
Total Investments at Value....          $--             $36,662,366             $--           $36,662,366
                                        ===             ===========             ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $27,613,231 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2015 -- (UNAUDITED)

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of two different funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management, LLC. (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: SunAmerica International Dividend Strategy Fund ("International Dividend Strategy Fund"), or SunAmerica Japan Fund ("Japan Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   Effective January 27, 2012, the name of the International Small-Cap Fund was changed to Japan Fund and certain changes were made to the principal investment strategies and techniques of the Fund which are reflected below.

   The investment objective and principal investment techniques for each of the Funds are as follows:

   INTERNATIONAL DIVIDEND STRATEGY FUND seeks total return by employing a "buy and hold" strategy to identify approximately 50 to 100 high dividend yielding equity securities selected annually from the MSCI ACWI ex-U.S. Index. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

   JAPAN FUND seeks long-term capital appreciation by active trading of securities of Japanese issuers and other investments that are tied economically to Japan ("Japanese companies"). Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in Japanese companies.

   Each Fund is organized as a "diversified" fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares approximately eight years after purchase of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Class I shares are closed to new purchases, however, existing investors may continue to purchase shares through reinvestments of dividends and capital gains distributions.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Class W shares of the International Dividend Strategy Fund commenced operations effective January 29, 2015. The International Dividend Strategy Fund stopped offering Class B shares for sale as of the close of business December 2, 2014. As of the close of business January 27, 2015, Class B shares of International Dividend Strategy Fund converted to Class A shares.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except Class C shares are subject to higher

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2015 -- (UNAUDITED)
        (CONTINUED)

   distribution fee rates. Class I and Class W shares have not adopted a 12b-1 plan and make no payments thereunder, however, Class I and Class W shares pay a service fee to the Funds' distributor for providing administrative and shareholder services.

   INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   SECURITY VALUATION

   In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the "Board") , etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of inputs used to value the Funds' net assets as of March 31, 2015 is reported on a schedule following each Fund's Portfolio of Investments.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2015 -- (UNAUDITED)
        (CONTINUED)

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Funds' shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   MASTER AGREEMENTS: The Funds have entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2015 -- (UNAUDITED)
        (CONTINUED)

   other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds' counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of March 31, 2015, the repurchase agreements held by the Funds are subject to master netting agreements. See the Portfolio of Investments for more information about a Portfolio's holdings in repurchase agreements.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

   As of March 31, 2015, the following Fund held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

                                 PERCENTAGE PRINCIPAL
FUND                             OWNERSHIP   AMOUNT
----                             ---------- ----------
International Dividend Strategy.    1.10%   $2,236,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   State Street Bank & Trust Co., dated March 31, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $203,102,000, a repurchase price of $203,102,000, and a maturity date of April 1, 2015. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT        VALUE
------------------   -------- ---------- ------------ ------------
U.S. Treasury Notes.   2.30%  11/15/2024 $ 91,160,000 $ 94,350,600
U.S. Treasury Notes.   1.75   03/21/2022  112,675,000  112,815,844

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2015 -- (UNAUDITED)
        (CONTINUED)


   Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

   Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Dividends from net investment income, if any, are normally paid quarterly for the International Dividend Strategy Fund. The Japan Fund pays annually. Capital gain distributions, if any, are paid annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 - 2012 or expected to be taken in each Fund's 2014 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the Period.

   Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2015 -- (UNAUDITED)
        (CONTINUED)

   amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                      MANAGEMENT
FUND                                     FEES
----                                  ----------
International Dividend Strategy Fund.    1.00%
Japan Fund...........................    1.15

   For the six months ended March 31, 2015, SunAmerica earned fees in the amounts stated in the Statement of Operations.

   The Japan Fund is subadvised by Wellington Management Company LLP ("Wellington Management") pursuant to a subadvisory agreement with SunAmerica. Wellington Management receives an annual fee of 0.45% of average daily net assets of the Japan Fund, which is paid by SunAmerica.

   SunAmerica has contractually agreed to waive fees or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Class's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes governmental fees and other expenses not incurred in the ordinary course of the Funds' business. The contractual fee waivers and expense reimbursements will continue in effect indefinitely unless terminated by the Trustees, including a majority of the Disinterested Trustees.

                                                FUND PERCENTAGE
                                                ---------------
International Dividend Strategy Fund Class A...      1.90%
International Dividend Strategy Fund Class B...      2.55
International Dividend Strategy Fund Class C...      2.55
International Dividend Strategy Fund Class I ..      1.80
International Dividend Strategy Fund Class W...      1.70
Japan Fund Class A.............................      1.90
Japan Fund Class B.............................      2.55
Japan Fund Class C.............................      2.55

   Any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within two years after the occurrence of the waiver and/or reimbursement, provided that the Funds are able to effect such payments to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2015 -- (UNAUDITED)
        (CONTINUED)


   For the six months ended March 31, 2015, pursuant to the contractual expense limitations referred to above, SunAmerica has waived or reimbursed expenses as follows:

            OTHER EXPENSE
FUND         REIMBURSED
----        -------------
Japan Fund.         $  --

FUND                                          AMOUNT
----                                          -------
International Dividend Strategy Fund Class A. $    --
International Dividend Strategy Fund Class B.   1,166
International Dividend Strategy Fund Class C.   4,125
International Dividend Strategy Fund Class I.      --
International Dividend Strategy Fund Class W.   2,454
Japan Fund Class A...........................  38,703
Japan Fund Class B...........................   6,695
Japan Fund Class C...........................  11,868

   For the six months ended March 31, 2015, the amounts recouped by SunAmerica are as follows:

FUND                                     AMOUNT
----                                     -------
International Dividend Strategy Class A. $ 6,467
International Dividend Strategy Class B.     148
International Dividend Strategy Class C.  11,465
International Dividend Strategy Class I.      --
International Dividend Strategy Class W.      --
Japan Fund Class A......................      --
Japan Fund Class B......................      --
Japan Fund Class C......................      --

   At March 31, 2015, expenses previously waived and/or reimbursed by SunAmerica that remain subject to recoupment and expires during the time periods indicated are as follows:

                         OTHER EXPENSES REIMBURSED
            ----------------------------------------------------
FUND        SEPTEMBER 30, 2015 SEPTEMBER 30, 2016 MARCH 31, 2017
----        ------------------ ------------------ --------------
Japan Fund.      $24,835            $16,387            $--

                                                  CLASS SPECIFIC EXPENSES REIMBURSED
                                         ----------------------------------------------------
FUND                                     SEPTEMBER 30, 2015 SEPTEMBER 30, 2016 MARCH 31, 2017
----                                     ------------------ ------------------ --------------
International Dividend Strategy Class A.      $    --            $    --          $    --
International Dividend Strategy Class B.        7,738              7,910            1,166
International Dividend Strategy Class C.       11,795              5,661            4,125
International Dividend Strategy Class I.           --                 --               --
International Dividend Strategy Class W.           --                 --            2,454
Japan Fund Class A......................       34,461             71,156           38,703
Japan Fund Class B......................        8,400             19,365            6,695
Japan Fund Class C......................       10,088             24,375           11,868

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class I and Class W shares) (each, a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," and "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2015 -- (UNAUDITED)
        (CONTINUED)


   Under the Class A Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10% and 0.75%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, For the six months ended March 31, 2015, ACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, ACS is paid a fee of 0.25% and 0.15% of average daily net assets of Class I and Class W shares, respectively, in connection with providing administrative and shareholder services to Class I and Class W shareholders. For the six months ended March 31, 2015, ACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. ACS has advised the funds that for the six months ended March 31, 2015, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                            CLASS A                           CLASS C
                                      ---------------------------------------------------- -------------
                                                                              CONTINGENT    CONTINGENT
                                       SALES     AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED
FUND                                  CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES
----                                  -------- -------------- -------------- ------------- -------------
International Dividend Strategy Fund. $126,525    $34,982        $71,378        $6,852        $19,749
Japan Fund...........................   29,403        336         24,431         5,405          1,726

   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent, State Street Bank and Trust Company, in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds pay a fee to SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets. For the six months ended March 31, 2015, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                   EXPENSE                 PAYABLE AT MARCH 31, 2015
                                       -------------------------------- -------------------------------
FUND                                   CLASS A  CLASS C CLASS I CLASS W CLASS A CLASS C CLASS I CLASS W
----                                   -------- ------- ------- ------- ------- ------- ------- -------
International Dividend Strategy Fund.. $143,062 $41,754  $410    $897   $20,802 $6,220    $65    $878
Japan Fund............................   35,192   4,372    --      --     6,163    789     --      --

   At March 31, 2015, the following affiliates owned a percentage of the outstanding shares of the following funds: Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio owned 13% and 14%, respectively, of the International Dividend Strategy Fund and Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio owned 48% and 11%, respectively, of the Japan Fund.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2015 -- (UNAUDITED)
        (CONTINUED)


Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended March 31, 2015 were as follows:

                                                      INTERNATIONAL
                                                    DIVIDEND STRATEGY
                                                          FUND        JAPAN FUND
                                                    ----------------- -----------
Purchases (excluding U.S. government securities)...   $149,710,506    $21,310,232
Sales (excluding U.S. government securities).......    193,055,422     26,111,030
Purchase of U.S. government securities.............             --             --
Sales and maturities of U.S. government securities.             --             --

Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies and investments in partnerships, treatment of defaulted securities and derivative transactions.

                                               DISTRIBUTABLE EARNINGS              TAX DISTRIBUTIONS
                                        FOR THE YEAR ENDED SEPTEMBER 30, 2014   FOR THE YEAR ENDED SEPTEMBER 30, 2014
                                      ----------------------------------------  -------------------------------------
                                                   LONG-TERM      UNREALIZED
                                       ORDINARY  GAINS/CAPITAL   APPRECIATION    ORDINARY           LONG-TERM
                                        INCOME   LOSS CARRYOVER (DEPRECIATION)*   INCOME          CAPITAL GAINS
                                      ---------- -------------- ---------------    ----------     -------------
International Dividend Strategy Fund. $  402,718  $(95,426,863)  $(11,750,768)  $5,291,172          $     --
Japan Fund...........................  2,692,598       364,693       (329,621)   1,911,294           823,377

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows at March 31, 2015:

                                            INTERNATIONAL
                                              DIVIDEND       JAPAN
                                            STRATEGY FUND    FUND
                                            ------------- -----------
Cost (tax basis)........................... $162,140,383  $35,374,316
                                            ============  ===========
Appreciation...............................    8,769,632    2,230,289
Depreciation...............................  (23,431,988)    (942,239)
                                            ------------  -----------
Net unrealized appreciation (depreciation). $(14,662,356) $ 1,288,050
                                            ============  ===========

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of September 30, 2014, which are available to offset future capital gains, if any:

                                                 CAPITAL LOSS CARRYFORWARD+              UNLIMITED+
FUND                                   ----------------------------------------------- --------------
                                          2015        2016        2017        2018         ST     LT
                                       ----------- ----------- ----------- ----------- ---------- ---
International Dividend Strategy Fund*. $31,528,888 $25,210,425 $16,578,456 $19,381,525 $2,727,569 $--
Japan Fund............................          --          --          --          --         --  --

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. Certain losses may be subject to annual limitations imposed by the Internal Revenue Code. Therefore, it is possible that not all of the capital losses will be available for use. As of September 30, 2014, based on current tax law, the International Dividend Strategy Fund has $0 of capital losses that will not be available for use.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2015 -- (UNAUDITED)
        (CONTINUED)


Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                                                       INTERNATIONAL DIVIDEND STRATEGY FUND
                         ------------------------------------------------------------------------------------------------
                                               CLASS A                                          CLASS B
                         --------------------------------------------------  --------------------------------------------
                                  FOR THE                                           FOR THE
                             SIX MONTHS ENDED               FOR THE               PERIOD ENDED             FOR THE
                              MARCH 31, 2015              YEAR ENDED           JANUARY 27, 2015+          YEAR ENDED
                                (UNAUDITED)           SEPTEMBER 30, 2014          (UNAUDITED)         SEPTEMBER 30, 2014
                         ------------------------  ------------------------  ---------------------  ---------------------
                           SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                         ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold(1)(2).......  2,722,566  $ 27,884,735  10,141,651  $122,319,215    75,544  $   739,591   706,588  $ 7,873,260
Reinvested dividends....     49,114       464,115     278,544     3,325,814     2,000       17,288    13,528      148,269
Shares redeemed(1)(2)... (6,287,942)  (63,255,012) (4,515,532)  (52,201,032) (887,830)  (8,119,762) (478,112)  (5,107,918)
                         ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease). (3,516,262) $(34,906,162)  5,904,663  $ 73,443,997  (810,286) $(7,362,883)  242,004  $ 2,913,611
                         ==========  ============  ==========  ============  ========  ===========  ========  ===========

                                                       INTERNATIONAL DIVIDEND STRATEGY FUND
                         ------------------------------------------------------------------------------------------------
                                               CLASS C                                          CLASS I
                         --------------------------------------------------  --------------------------------------------
                                  FOR THE                                           FOR THE
                             SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED           FOR THE
                              MARCH 31, 2015              YEAR ENDED             MARCH 31, 2015           YEAR ENDED
                                (UNAUDITED)           SEPTEMBER 30, 2014          (UNAUDITED)         SEPTEMBER 30, 2014
                         ------------------------  ------------------------  ---------------------  ---------------------
                           SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                         ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold.............    531,972  $  4,961,086   2,566,050  $ 28,424,533        --  $        --        --  $        --
Reinvested dividends....      9,605        82,893      64,750       706,088       181        1,729     1,694       19,978
Shares redeemed......... (1,313,035)  (12,144,714)   (521,134)   (5,543,315)   (2,654)     (27,306)  (34,379)    (763,521)
                         ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease).   (771,458) $ (7,100,735)  2,109,666  $ 23,587,306    (2,473) $   (25,577)  (32,685) $  (743,543)
                         ==========  ============  ==========  ============  ========  ===========  ========  ===========

                                INTERNATIONAL DIVIDEND STRATEGY FUND
                         --------------------------------------------------
                                               CLASS W
                         --------------------------------------------------
                                  FOR THE
                         PERIOD JANUARY 29, 2015*
                                  THROUGH
                              MARCH 31, 2015
                                (UNAUDITED)
                         ------------------------
                           SHARES       AMOUNT
                         ----------  ------------
Shares sold.............  1,015,060  $  9,593,562
Reinvested dividends....         --            --
Shares redeemed.........    (49,389)     (489,183)
                         ----------  ------------
Net increase (decrease).    965,671  $  9,104,379
                         ==========  ============

--------
(1)For the six months ended March 31, 2015, includes automatic conversion of 406,607 shares of Class B shares in the amount of $3,699,759 to 371,580 shares of Class A shares in the amount of $3,699,759.
(2)For the year ended September 30, 2014, includes automatic conversion of 45,073 shares of Class B shares in the amount of $486,223 to 41,253 shares of Class A shares in the amount of $486,223.
+  See Note 1
*  Commencement of operations

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2015 -- (UNAUDITED)
        (CONTINUED)


                                           JAPAN FUND                                  JAPAN FUND
                         ----------------------------------------------  --------------------------------------
                                             CLASS A                                     CLASS B
                         ----------------------------------------------  --------------------------------------
                                FOR THE                                        FOR THE
                            SIX MONTHS ENDED            FOR THE             PERIOD ENDED           FOR THE
                             MARCH 31, 2015            YEAR ENDED         JANUARY 27, 2015+      YEAR ENDED
                              (UNAUDITED)          SEPTEMBER 30, 2014        (UNAUDITED)     SEPTEMBER 30, 2014
                         ---------------------  -----------------------  ------------------  ------------------
                          SHARES      AMOUNT      SHARES       AMOUNT     SHARES    AMOUNT    SHARES    AMOUNT
                         --------  -----------  ----------  -----------  -------  ---------  -------  ---------
Shares sold(1)..........  499,208  $ 3,584,268   1,031,698  $ 7,749,168    1,981  $  13,696   58,674  $ 441,558
Reinvested dividends....  343,801    2,275,963      73,705      468,763    6,208     39,608    4,679     33,410
Shares redeemed(1)...... (908,391)  (6,528,183) (1,241,592)  (8,747,150) (74,653)  (498,059) (27,265)  (197,151)
                         --------  -----------  ----------  -----------  -------  ---------  -------  ---------
Net increase (decrease).  (65,382) $  (667,952)   (136,189) $  (529,219) (66,464) $(444,755)  36,088  $ 277,817
                         ========  ===========  ==========  ===========  =======  =========  =======  =========

                                           JAPAN FUND
                         ----------------------------------------------
                                             CLASS C
                         ----------------------------------------------
                                FOR THE
                            SIX MONTHS ENDED            FOR THE
                             MARCH 31, 2015            YEAR ENDED
                              (UNAUDITED)          SEPTEMBER 30, 2014
                         ---------------------  -----------------------
                          SHARES      AMOUNT      SHARES       AMOUNT
                         --------  -----------  ----------  -----------
Shares sold.............  152,720  $ 1,046,139     233,230  $ 1,735,449
Reinvested dividends....   28,554      181,886       1,039        6,443
Shares redeemed......... (172,440)  (1,180,874)    (21,622)    (145,195)
                         --------  -----------  ----------  -----------
Net increase (decrease).    8,834  $    47,151     212,647  $ 1,596,697
                         ========  ===========  ==========  ===========

--------
(1)For the six months ended March 31, 2015, includes automatic conversion of 36,409 shares of Class B shares in the amount of $242,562 to 35,052 shares of Class A shares in the amount of $242,562.
(2)For the year ended September 30, 2014, includes automatic conversion of 4,388 shares of Class B shares in the amount of $32,062 to 4,236 shares of Class A shares in the amount of $32,062.
+  See Note 1

Note 7. Line of Credit

   The SunAmerica family of mutual funds have established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit both of which are included in other expenses on the Statements of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended March 31, 2015, the following Funds had borrowings:

                                                            AVERAGE   WEIGHTED
                                         DAYS     INTEREST    DEBT    AVERAGE
FUND                                  OUTSTANDING CHARGES   UTILIZED  INTEREST
----                                  ----------- -------- ---------- --------
International Dividend Strategy Fund.     18       $1,177  $1,739,970   1.36%
Japan Fund...........................      5           96     500,108   1.38

   At March 31, 2015, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

   For the six months ended March 31, 2015, none of the Funds participated in this program.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2015 -- (UNAUDITED)
        (CONTINUED)


Note 9. Trustees' Retirement Plan

   The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee/Director"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statements of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statements of Operations.

                                      RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
FUND                                     LIABILITY        EXPENSE        PAYMENTS
----                                  --------------- --------------- ---------------
                                                   AS OF MARCH 31, 2015
                                      -----------------------------------------------
International Dividend Strategy Fund.       $18             $1             $426

Note 10. Investment Concentration

   The Funds may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, because the Japan Fund concentrates its investments in Japan, the Fund's performance is expected to be closely tied to social, political and economic conditions of that country. These risks are primary risks of the Japan Fund. At
   March 31, 2015, the Japan Fund had 94.9% of its net assets invested in equity securities domiciled in Japan.

[LOGO]

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

TRUSTEES                   SHAREHOLDER SERVICING      This report is submitted
 Richard W. Grant          AGENT                      solely for the general
 Peter A. Harbeck           SunAmerica Fund           information of
 Dr. Judith L. Craven         Services, Inc.          shareholders of the
 William F. Devin           Harborside Financial      Funds. Distribution of
 Stephen J. Gutman            Center                  this report to persons
 William J. Shea            3200 Plaza 5              other than shareholders
OFFICERS                    Jersey City, NJ           of the Funds is
 John T. Genoy, President     07311-4992              authorized only in
   and Chief Executive     CUSTODIAN AND TRANSFER     con-nection with a
   Officer                 AGENT                      currently effective
 Kara Murphy, Vice          State Street Bank and     pro-spectus, setting
   President                  Trust Company           forth details of the
 James Nichols, Vice        P.O. Box 5607             Funds, which must precede
   President                Boston, MA 02110          or accom-pany this report.
 Katherine Stoner, Vice    VOTING PROXIES ON TRUST    DELIVERY OF SHAREHOLDER
   President and Chief     PORTFOLIO SECURITIES       DOCUMENTS
   Compliance Officer      A description of the       The Funds have adopted a
 Gregory N. Bressler,      policies and procedures    policy that allows them
   Secretary               that the Trust uses to     to send only one copy of
 Gregory R. Kingston,      determine how to vote      a Fund's prospectus,
   Treasurer               proxies relating to        proxy material, annual
 Shawn Parry, Vice         securities held in a       report and semi-annual
   President and           Fund's portfolio which is  report (the "shareholder
   Assistant Treasurer     available in the Trust's   documents") to
 Donna McManus, Vice       Statement of Additional    shareholders with
   President and           Information, may be        multiple accounts
   Assistant Treasurer     obtained without charge    residing at the same
 Kathleen Fuentes, Chief   upon request, by calling   "household." This
   Legal Officer and       (800) 858-8850. This       practice is called
   Assistant Secretary     in-formation is also       householding and reduces
 Nori L. Gabert, Vice      available from the EDGAR   Fund expenses, which
   President and           database on the U.S.       benefits you and other
   Assistant Secretary     Securities and Ex-change   shareholders. Unless the
 Matthew Hackethal,        Commission's website at    Funds receive
   Anti-Money Laundering   http://www.sec.gov.        instructions to the
   Compliance Officer      PROXY VOTING RECORD ON     con-trary, you will only
INVESTMENT ADVISER         SUNAMERICA EQUITY FUNDS    receive one copy of the
 SunAmerica Asset          Information regarding how  shareholder documents.
   Management, LLC         SunAmerica Equity Funds    The Funds will continue
 Harborside Financial      voted proxies relating to  to household the
   Center                  securities held in         share-holder documents
 3200 Plaza 5              SunAmerica Equity Funds    indefinitely, until we
 Jersey City, NJ           during the most recent     are instructed otherwise.
   07311-4992              twelve month period ended  If you do not wish to
DISTRIBUTOR                June 30 is available,      participate in
 AIG Capital Services,     once filed with the U.S.   householding, please
   Inc.                    Securities and Exchange    contact Shareholder
 Harborside Financial      Commission, without        Services at (800)
   Center                  charge, upon request, by   858-8850 ext. 6010 or
 3200 Plaza 5              calling (800) 858-8850 or  send a written request
 Jersey City, NJ           on the U.S. Securities     with your name, the name
   07311-4992              and Exchange Commission's  of your fund(s) and your
                           website at                 account number(s) to
                           http://www.sec.gov.        SunAmerica Mutual Funds
                           DISCLOSURE OF QUARTERLY    c/o BFDS, P.O. Box
                           PORTFOLIO HOLDINGS         219186, Kansas City MO,
                           The Trust is required to   64121-9186. We will
                           file its complete          resume individual
                           schedule of portfolio      mailings for your account
                           holdings with the U.S.     within thirty (30) days
                           Securities and Exchange    of receipt of your
                           Commission for its first   request.
                           and third fiscal quarters  The accompanying report
                           on Form N-Q. The Trust's   has not been audited by
                           Forms N-Q are available    independent accountants
                           on the U.S. Securities     and accordingly no
                           and Exchange Commission's  opinion has been
                           website at                 expressed thereon.
                           http://www.sec.gov. You
                           can also review and
                           obtain copies of the
                           Forms N-Q at the U.S.
                           Securities and Exchange
                           Com-mission's Public
                           Reference Room in
                           Wash-ington, DC
                           (information on the
                           operation of Public
                           Reference Room may be
                           obtained by calling
                           1-800-SEC-0330).

                                    [GRAPHIC]



GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM

                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

FUNDS DISTRIBUTED BY AIG CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

EQSAN - 3/15

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270. 30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 08, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 08, 2015

By: /s/ Gregory R. Kingston
    -------------------
    Gregory R. Kingston
    Treasurer

Date: June 08, 2015